Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

02044009

NYSE

1-7993

June 18, 2002

Cert NYS

RECD S.E.C.
JUN 18 2002
1088

Ms. Krista M. Hughes
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUN 27 2002
THOMSON FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BRE Properties, Inc., 8.08% Series B Cumulative Redeemable Preferred Stock, par value $0.01 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 18, 2002. Tentative listing date – June 20, 2002.

Sincerely,

Parab Madho